Financial Assets and Liabilities - Reconciliation of Level 3 financial instrument fair values (Details) - Level 3 - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Capped Call
Changes in fair value measurement, assets [abstract]
Beginning balance	$ 124,153	$ 310,608
Settlements or purchases	(135,497)	(203,093)
Recognized in other comprehensive income	0	0
Ending balance	0	124,153
Change in unrealized gains (losses) relating to assets and liabilities held at end of period, recognized in other non-operating expense, net	0	14,764
Change in unrealized gains (losses) relating to assets and liabilities held at end of period, recognized in other comprehensive income (loss)	0
Capped Call | Other non-operating expense, net
Changes in fair value measurement, assets [abstract]
Recognized in other non-operating expense, net	11,344	16,638
Embedded exchange feature of Notes
Changes in fair value measurement, liabilities [abstract]
Beginning balance	(760,689)	(1,283,089)
Settlements or purchases		1,155,484
Recognized in other comprehensive income	0	0
Settlements, fair value measurement, liabilities	1,196,515
Ending balance	0	(760,689)
Change in unrealized gains (losses) relating to liabilities held at end of period, recognized in other non-operating expense, net	0	(308,820)
Change in unrealized gains (losses) relating to liabilities held at end of period, recognized in other comprehensive income (loss)	0
Embedded exchange feature of Notes | Other non-operating expense, net
Changes in fair value measurement, liabilities [abstract]
Recognized in other non-operating expense, net	(435,826)	(633,084)
Non-marketable equity securities
Changes in fair value measurement, assets [abstract]
Beginning balance	11,750	3,750
Purchases	111,668	10,250
Recognized in other comprehensive income	6,945	(250)
Ending balance	128,263	11,750
Change in unrealized gains (losses) relating to assets and liabilities held at end of period, recognized in other non-operating expense, net	(2,100)	(2,000)
Change in unrealized gains (losses) relating to assets and liabilities held at end of period, recognized in other comprehensive income (loss)	6,945
Non-marketable equity securities | Other non-operating expense, net
Changes in fair value measurement, assets [abstract]
Recognized in other non-operating expense, net	$ (2,100)	$ (2,000)